FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

 The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

	2014	2013	2012
Current	$3,011	$915	$2,256
Deferred	545	1,785	784
Total provision for income taxes	$3,556	$2,700	$3,040

Deferred tax effects of principal temporary differences	2014	2013	2012
Allowance for possible loan losses	$3,055	$3,309	$3,392
Deferred compensation	2,557	2,516	2,420
Write down of other real estate	9	314	1,152
Deferred gain on OREO sale	-	188	202
Amortization of core deposit intangible	(1,577)	(272)	423
Recognition of nonaccrual loan income	129	111	152
Unrealized gains (losses) on available-for-sale securities	2,124	6,613	(2,212)
Post retirement benefit obligation	986	890	2,857
Accelerated depreciation	(973)	(822)	(630)
Amortization of goodwill	(1,109)	(2,591)	(2,376)
Alternative minimum tax	-	-	402
Dividend income - F&M West	-	(372)	(219)
Prepaid expense	(135)	(178)	(185)
Other	31	240	(370)
Net deferred tax asset	$5,097	$9,946	$5,008

Reconciliation of total income taxes reported with the amount of income taxes computed at the Federal statutory rate (34% each year)	2014	2013	2012
Tax expense at statutory rate	$4,692	$4,191	$4,236
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,060)	(1,144)	(1,275)
Nondeductible interest expense	14	18	29
Employee benefits	(128)	(196)	(240)
Other nondeductible expenses	38	11	32
State income taxes net of federal tax benefit	-	-	41
Dividend income exclusion	-	-	(1)
Other	-	(180)	218
Total provision for income taxes	$3,556	$2,700	$3,040
Effective tax rate	25.8%	21.9%	24.4%

          The Corporation and its subsidiary file consolidated income tax returns with the Internal Revenue Service and State of Tennessee. The Corporation is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2011. There was no valuation allowance for deferred tax assets at December 31, 2014 and 2013. Management believes it is more-likely-than-not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.